Suppliers and other payables (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Suppliers And Other Payables
Carrying amount related to transactions	$ 1,421		$ 1,386
Financial charges	118	$ 82
Foreign exchange gains (loss)	$ 3	$ (3)